Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through OCI [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income	15 — Financial assets at fair value through other comprehensive income

in € m.	December 31, 2025	December 31, 2024
Securities purchased under resale agreement	1,128	2,786
Debt securities:
German government	4,231	2,006
U.S. Treasury and U.S. government agencies	9,654	10,640
U.S. local (municipal) governments	1,359	719
Other foreign governments	19,692	18,661
Corporates	201	189
Other asset-backed securities	—	—
Mortgage-backed securities, including obligations of U.S. federal agencies	463	414
Other debt securities	2,484	1,607
Total debt securities	38,084	34,236
Loans	4,432	5,068
Total financial assets at fair value through other comprehensive income	43,644	42,090